Advertising Costs	12 Months Ended
Dec. 28, 2014
Advertising Costs [Abstract]
Advertising Costs
Advertising Costs
Advertising expenses (including production and communication costs) for the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and fiscal years 2013 and 2012 were $386 million, $268 million, $36 million, $439 million, and $417 million, respectively. For the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and fiscal years 2013 and 2012, $145 million, $77 million, $14 million, $135 million, and $136 million, respectively, were recorded as a reduction of revenue and $241 million, $190 million, $22 million, $305 million, and $281 million, respectively, were recorded as a component of SG&A.